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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23056

Ramius Archview Credit and
Distressed Fund

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(Exact name of registrant as specified in charter)

599 Lexington Avenue, 19th Floor
New York, New York 10022

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(Address of principal executive offices) ( Zip code)

Michael Benwitt
Ramius Advisors, LLC
New York, New York 10022
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(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 672-6487

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016* – June 30, 2016

*The registrant's's inception date is January 1, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Proxy Voting Record

The following is the proxy voting record of the Ramius Archview Credit and Distressed Fund for the period ended June 30, 2016.

Matson, Inc.

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Meeting Date: 04/28/2016	Meeting Type: Annual	Ticker: MATX
Record Date: 02/23/2016	CUSIP: 57686G105

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director W. Blake Baird	Mgmt	For	For

1.2	Elect Director Michael J. Chun	Mgmt	For	For

1.3	Elect Director Matthew J. Cox	Mgmt	For	For

1.4	Elect Director Walter A. Dods, Jr.	Mgmt	For	For

1.5	Elect Director Thomas B. Fargo	Mgmt	For	For

1.6	Elect Director Constance H. Lau	Mgmt	For	For

1.7	Elect Director Jeffrey N. Watanabe	Mgmt	For	For

2	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	For	For

3	Approval of Matson, Inc. 2016 Incentive Compensation Plan	Mgmt	For	For

4	Ratify Deloitte and Touche LLP as Auditors	Mgmt	For	For

American Shipping Company ASA

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Meeting Date: 04/27/2016	Meeting Type: Annual	Ticker: AMSC/NO
Record Date: 04/06/2016	CUSIP/ISIN: 9EQ0VJO51

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

4	Amendment of Articles of Association	Mgmt	For	For

5	Approval of 2015 Annual Accounts and Board of Directors' report	Mgmt	For	For

6.1	Approve advisory guidelines regarding Management remuneration	Mgmt	For	For

6.2	Approve binding guidelines regarding Management remuneration	Mgmt	For	For

8	Determination of board members' remuneration	Mgmt	For	For

9	Determination of remuneration of members of Nominating Committee	Mgmt	For	For

10	Approval of auditors fee for 2015	Mgmt	For	For

10	Approval of auditors fee for 2015	Mgmt	For	For

11	Elect Directors Peter Ditlef and Audun Stensvold	Mgmt	For	For

12	Elect Christine Rodscether to the Nominating Committee	Mgmt	For	For

13	Authorize payment of dividend	Mgmt	For	For

14	Authorize acquisition of treasury shares in connection with employee incentive compensation plan	Mgmt	For	For

15	Authorize acquisition of treasury shares for investment purposes or subsequent sale or deletion of such shares	Mgmt	For	For

16	Authorize acquisition of treasury shares in connection with acquisitions, mergers or other transactions	Mgmt	For	For

17	Authorization to increase share capital in connection with future investments	Mgmt	For	For

Genco Shipping & Trading Ltd.

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Meeting Date: 04/15/2016	Meeting Type: Special	Ticker: GNK
Record Date: 03/21/2016	CUSIP: MHY2685T1313

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1	Approve increase in authorized shares of common stock	Mgmt	For	For

2	Authorize issuance of preferred stock	Mgmt	For	For

3	Authorize Board to effect reverse stock split	Mgmt	For	For

4	Approve conditional adjournment or postponement to allow additional time to solicit proxies on proposals 1-3	Mgmt	For	For

Genco Shipping & Trading Ltd.

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Meeting Date: 05/18/2016	Meeting Type: Annual	Ticker: GNK
Record Date: 03/21/2016	CUSIP: MHY2685T1313

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director Peter C. Georgiopoulos	Mgmt	For	For

1.2	Elect Director Eugene I. Davis	Mgmt	For	For

1.3	Elect Director James G. Dolphin	Mgmt	For	For

1.4	Elect Director Peter Kirchof	Mgmt	For	For

1.5	Elect Director Kevin Mohony	Mgmt	For	For

1.6	Elect Director Basil G. Mavroleon	Mgmt	For	For

1.7	Elect Director Arthur L. Regan	Mgmt	For	For

1.8	Elect Director Bao D. Truong	Mgmt	For	For

2	Ratify Deloitte and Touche LLP as Auditors	Mgmt	For	For

Gener8 Maritime, Inc.

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Meeting Date: 05/18/2016	Meeting Type: Annual	Ticker: GNRT
Record Date: 03/29/2016	CUSIP: MHY268891089

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director Ethan Auerbach	Mgmt	For	For

1.2	Elect Director Dan Ilany	Mgmt	For	For

2	Ratify Deloitte and Touche LLP as Auditors	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius Archview Credit and Distressed Fund

By (Signature and Title)*	/s/ Bradley Sussman
Bradley Sussman, President and Principal Executive Officer

Date	August 25, 2016